Notes Related to the Unaudited Interim Condensed Consolidated Statement of Financial Position	6 Months Ended
Jun. 30, 2020
Statement of financial position [abstract]
Notes Related to the Unaudited Interim Condensed Consolidated Statements of Financial Position
4. NOTES RELATED TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION
4.1 Property, plant and equipment

(amounts in thousands of euros)	Fixtures and fittings	Equipment and tooling	Office equipment and computers	Assets under construction	TOTAL
GROSS VALUE

As of December 31, 2019	22,385	4,806	1,171	1,078	29,440

Increase	10	46	2	62	119
Decrease	(86)	(53)	—	—	(138)
FX rate impact	64	(2)	1	11	74
Reclassification	6	766	32	(805)	—

As of June 30, 2020	22,379	5,563	1,207	346	29,495

ACCUMULATED DEPRECIATION

As of December 31, 2019	(2,121)	(1,219)	(469)	—	(3,808)

Increase	(1,152)	(470)	(107)	—	(1,730)
Decrease	8	53	—	—	61
FX rate impact	13	4	0	—	17

As of June 30, 2020	(3,252)	(1,632)	(576)	—	(5,460)

NET VALUE

As of December 31, 2019	20,264	3,587	702	1,078	25,632

As of June 30, 2020	19,127	3,931	631	346	24,035

Assets under construction in 2019 and commissioned during the first quarter of 2020 in the amount of €805 thousand mainly relate to industrial equipment of the Princeton manufacturing facility (€509 thousands).
4.2 Right of use

(amounts in thousands of euros)	Buildings	Equipment and tooling	Transport equipment	Office equipment and computers	TOTAL
GROSS VALUE

As of December 31, 2019	11,237	954	80	118	12,389

Increase	—	—	7	—	7
Decrease	—	—	—	—	—
FX rate impact	18	—	—	—	18

As of June 30, 2020	11,255	954	87	118	12,414

ACCUMULATED DEPRECIATION
As of December 31, 2019	(1,286)	(954)	(23)	(118)	(2,380)

Increase	(756)	—	(15)	—	(771)
Decrease	—	—	—	—	—
FX rate impact	4	—	—	—	4

As of June 30, 2020	(2,037)	(954)	(38)	(118)	(3,147)

NET VALUE

As of December 31, 2019	9,952	—	58	—	10,009

As of June 30, 2020	9,218	—	49	—	9,267

4.3 Trade receivables and other current assets

(amounts in thousands of euros)	12/31/2019	06/30/2020
Trade and other receivables	36	2

Total trade and other receivables	36	2

Research Tax Credit	3,917	5,591
Other receivables (including tax and social receivables)	1,871	789
Prepaid expenses	2,188	1,748

Total other current assets	7,975	8,127

Research Tax Credit (Crédit d’Impôt Recherche or “CIR”)
As of June 30, 2020, the CIR receivable included the Research Tax Credit for the 2019 financial year and the CIR estimate for the first half of 2020.
Prepaid expenses
Prepaid expenses mainly related to advance payments made to suppliers of asparaginase as well as directors’ and officers’ insurance.
4.4 Cash and cash equivalents

(amounts in thousands of euros)	12/31/2019	06/30/2020
Current account	68,066	39,325
Term deposits	5,107	6,107

Total cash and cash equivalents as reported in statement of financial position	73,173	45,433
Bank overdrafts	—	—

Total cash and cash equivalents as reported in statement of cash flow	73,173	45,433
As of December 31, 2019, term deposits included a term deposit of €5 million with a maturity of one month and deposits of €0.1 million convertible into cash immediately.
As of June 30, 2020, term deposits included a term deposit of €6 million with a maturity of one month and deposits of €0.1 million convertible into cash immediately.

4.5 Shareholders’ equity
As of June 30, 2020, the capital of the Parent Company consisted of 17,956,115 shares, fully paid up, with a nominal value of 0.10 euro.

Number of shares
Balance as of December 31, 2019	17,940,035

Exercise of founder subscription warrants	16,080

Balance as of June 30, 2020	17,956,115

4.6 Financial liabilities

(amounts in thousands of euros)	Conditional advances	Bank loans	Other	Total
Financial liabilities as of December 31, 2019	1,321	62	38	1,421

Collection	2,979	—	—	2,979
Repayment	—	(62)	—	(62)
FX rate impact	—	—	0	0
Capitalized interest	54	—	—	54

Financial liabilities as of June 30, 2020	4,354	—	38	4,392

In February 2020, the Company received from BPI France an advance of €2,979 thousand under the milestone n°6 of the TEDAC project.
Financial liabilities by maturity as of June 30, 2020

(amounts in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
Conditional advances	—	—	—	4,354	4,354
Other	—	38	—	—	38

Total financial liabilities	—	38	—	4,354	4,392
4.7 Lease labilities

(amounts in thousands of euros)	Lease debt
As of December 31, 2019	12,703

Allowance received from a lessor (1)	194
Increase without cash impact	7
Repayment	(810)
FX rate impact	27
Capitalized interests	0

As of June 30, 2020	12,121

(1)	Allowance received for fixture and fittings for Princeton manufacturing facility.
Lease liabilities by maturity

(amounts in thousands of euros)	Less than one year	One to three years	Three to five years	More than five years	Total
As of June 30, 2020	1,655	3,266	2,391	4,810	12,121

4.8 Trade payables and other current liabilities

(amounts in thousands of euros)	12/31/2019	06/30/2020
Vendors	5,074	3,647
Vendors - accruals	8,701	13,267

Total trade and other payables	13,775	16,913

Social liabilities, taxation and social security	3,628	3,746
Fixed assets payables	726	51
Deferred income	61	174
Other payables	96	55

Total other current liabilities	4,510	4,026

The increase in vendors accruals is primarily linked to hospital costs.
4.9 Financial instruments recognized in the consolidated statement of financial position and effect on net income (loss)

As of December 31, 2019 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	718			718		718
Other current financial assets	41			41		41
Trade and other receivables	36			36		36
Other current assets	5,788			5,788		5,788
Cash and cash equivalents (2)	73,173	73,173				73,173

Total financial assets	79,756	73,173	—	6,583	—	79,756

Financial liabilities - non current portion (3)	1,321				1,321	1,321
Lease liabilities - non current portion (4)	11,278				11,278	11,278
Financial liabilities - current portion (3)	99				99	99
Lease liabilities - current portion (4)	1,425				1,425	1,425
Trade and other payables	13,775				13,775	13,775
Other current liabilities	4,449				4,449	4,449

Total financial liabilities	32,348	—	—	—	32,348	32,348

As of June 30, 2020 (amounts in thousands of euros)	Carrying amount on the statement of financial position (1)	Fair value through profit and loss	Fair value through other comprehensive income	Financial assets at amortized cost	Financial liabilities at amortized cost	Fair value
Other non-current financial assets	1,116			1,116		1,116
Other current financial assets	64			64		64
Trade and other receivables	2			2		2
Other current assets	6,379			6,379		6,379
Cash and cash equivalents (2)	45,433	45,433				45,433

Total financial assets	52,994	45,433	—	7,562	—	52,994

Financial liabilities - non current portion (3)	4,392				4,392	4,392
Lease liabilities - non current portion (4)	10,467				10,467	10,467
Lease liabilities - current portion (4)	1,655				1,655	1,655
Trade and other payables	16,913				16,913	16,913
Other current liabilities	3,851				3,851	3,851

Total financial liabilities	37,279	—	—	—	37,279	37,279

(1)	The carrying amount of these assets and liabilities is a reasonable approximation of their fair value.
(2)	Cash and cash equivalents are comprised of money market funds and time deposit accounts, which are measured using level 1 measurements.
(3)	The fair value of financial liabilities is determined using level 1 measurements.
(4)	The fair value of lease liabilities is determined using level 2 measurements.